Basis of Presentation and Summary of Significant Accounting Policies (Details) - shares	6 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Series A redeemable preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		1,059,710	1,034,181	1,066,956
Series B redeemable preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		1,159,418	1,159,418	1,159,418
Series A preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	984,899
Performance-based stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	247,887
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,066,039
Unvested shares of restricted common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		32,463		32,463
Convertible stockholder note
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	96,618	96,618	96,618